INCOME TAXES - Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax:
Current income tax charge	€ 315	€ 294	€ 242
Adjustment in respect of current income tax from prior periods	4	0	24
Total current tax	319	294	266
Deferred tax:
Relating to the origination and reversal of temporary differences	21	196	(56)
Adjustment in respect of deferred income tax from prior periods	(6)	(3)	3
Relating to changes in tax rates or the imposition of new taxes	(38)	(16)	(43)
Total deferred tax	(23)	177	(96)
Income tax charge per the income statement	€ 296	€ 471	€ 170